Fair Value, Recorded Amount of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	$ 4,363,805	$ 4,549,702
Government-Sponsored Enterprises [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	3,496,530	3,498,765
Mortgage-Backed Securities [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	26,307	33,121
Corporate Bonds [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	255,000	451,000
Equities and Mutual Funds [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	585,968	566,816
Fair Value, Measurements, Recurring [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	4,364,000	4,550,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	586,000	567,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	3,523,000	3,532,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	255,000	451,000
Fair Value, Measurements, Recurring [Member] | Government-Sponsored Enterprises [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	3,497,000	3,499,000
Fair Value, Measurements, Recurring [Member] | Government-Sponsored Enterprises [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Government-Sponsored Enterprises [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	3,497,000	3,499,000
Fair Value, Measurements, Recurring [Member] | Government-Sponsored Enterprises [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	26,000	33,000
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	26,000	33,000
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	255,000	451,000
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	255,000	451,000
Fair Value, Measurements, Recurring [Member] | Equities and Mutual Funds [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	586,000	567,000
Fair Value, Measurements, Recurring [Member] | Equities and Mutual Funds [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	586,000	567,000
Fair Value, Measurements, Recurring [Member] | Equities and Mutual Funds [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Equities and Mutual Funds [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	$ 0	$ 0